Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Reinsurance Contracts [Axis]: Funds withheld credited with interest for periods after October 1, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Reinsurance Retention Policy, Retrocession Premium, Interest Rate	1.75%
Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income		$ 5.1	$ 0.0	$ 11.9	$ 8.3	$ 15.2	$ (14.5)
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		1,585.0		1,585.0		1,802.9	1,675.3
Gain (loss) to net income from derivative instruments		32.7	(35.6)	10.3	(24.3)	10.9	(66.0)
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		520.3		520.3		540.8	729.5
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		2.1	(6.4)	1.9	(10.7)	(14.0)	15.4
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		(0.3)	(2.4)	(0.3)	(6.1)	(8.1)	5.9
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument | Forecast
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives						0.3
Loss Portfolio Transfer | Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income		$ 5.1	$ 0.0	$ 11.9	$ 8.3	$ 15.2	$ (14.5)